WARRANT, PREFERRED SHARES AND ORDINARY SHARES (Details Narrative)												1 Months Ended	3 Months Ended		12 Months Ended
		Apr. 15, 2026 USD ($) $ / shares shares	Mar. 06, 2026 shares	Feb. 09, 2026 shares	Jan. 13, 2026 shares	Jan. 08, 2026 shares	Oct. 30, 2025 USD ($) $ / shares shares	Oct. 01, 2025 USD ($) shares	Aug. 21, 2025 USD ($)	Jun. 26, 2025 USD ($) $ / shares shares	Jun. 20, 2025 USD ($)	Oct. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($)	May 08, 2026	Sep. 30, 2025 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash | $													$ 2,865,872	$ 2,865,872	$ 2,865,872	$ 575,111			$ 1,955,450
Aggregate purchase price | $																	$ 800,000
Aggregate purchase price | $																	800,000
Conversion of common stock															468,778
Settlement fee | $		$ 800,000
Preferred stock, par value | $ / shares		$ 0.001
Proceeds from issaunce of preferred stock | $														$ 1,000,000	$ 800,000
Common stock, shares authorized													1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued													11,243,399	11,243,399	11,243,399	4,943,920
Common stock, shares outstanding													11,243,399	11,243,399	11,243,399	4,943,920
Common stock, shares issued and outstanding								1,397,655
Preferred stock exchange ratio								1:1.07296
Stock issued for warrant settlement							512,820
Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity securities measurement input																		20
Measurement Input, Discount Rate [Member] | Valuation Technique, Binomial Pricing Model [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity securities measurement input													20	20	20
Measurement Input, Price Volatility [Member] | Valuation Technique, Binomial Pricing Model [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity securities measurement input													84.1	84.1	84.1			84.1
Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique, Binomial Pricing Model [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity securities measurement input													4.56	4.56	4.56			4.56
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase price | $									$ 6,000,000		$ 4,000,000
Aggregate purchase price | $								$ 5,500,000
Number of shares issued								5,500
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase price | $										$ 600,000
Number of shares issued										60,000
Conversion price | $ / shares										$ 3.40
Number of convertible shares issuable										60,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		800
Series AA Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible notes								810,118
Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash | $							$ 1,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase price | $	[1]																682
Number of shares issued					1,362,990
Convertible preferred stock issued upon conversion													800	800	800
Conversion of common stock			567,023	176,470		907,507		1,397,655
Conversion of convertible notes								869,225					468,778
Number of shares issued for services								1,400,001
Conversion of common stock			1,474,530			1,474,530
Common Stock [Member] | Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant exercisable							4,664,038
Issuance of restricted ordinary shares | $							$ 2,000,000
Shares issued price per share | $ / shares							$ 3.90
Number of restricted ordinary shares issued							512,820
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate purchase price | $
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible preferred stock issued upon conversion			2,115			3,385
Preferred Stock [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible preferred stock issued upon conversion				60,000
Warrant Exercisable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable date												Oct. 30, 2020
Reverse stock splits												1 for 30 and a 1 for 20 reverse stock splits
Share price | $ / shares												$ 0.8743
Warrant Exercisable One [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant exercisable												16,667
Number of share reverse stock split												10,000,000
Stock issued value on reverse stock split | $												$ 14,572
Warrant Exercisable Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable date												Jan. 20, 2021
Share price | $ / shares												$ 1.6573
Warrant Exercisable Two [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant exercisable												34,063
Stock issued value on reverse stock split | $												$ 56,453

[1]	The shares are presented on a retroactive basis to reflect the reverse recapitalization (Note 1).